Schedule of Investments
The 3D Printing ETF

April 30, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.5%

Aerospace & Defense - 1.9%
Aerojet Rocketdyne Holdings, Inc.	109,478	$5,114,812
Hexcel Corp.*	12,837	724,135
Moog, Inc., Class A	61,465	5,319,796
Total Aerospace & Defense		11,158,743

Air Freight & Logistics - 1.0%
United Parcel Service, Inc., Class B	29,471	6,007,958

Auto Components - 0.9%
Cie Generale des Etablissements Michelin SCA (France)	35,782	5,177,349

Chemicals - 0.8%
Arkema SA (France)	5,754	719,449
DuPont de Nemours, Inc.	9,346	720,670
Eastman Chemical Co.	6,288	725,572
Evonik Industries AG (Germany)	19,819	693,857
Koninklijke DSM NV (Netherlands)	4,048	726,116
Toray Industries, Inc. (Japan)	113,608	706,035
Total Chemicals		4,291,699

Commercial Services & Supplies - 0.1%
PyroGenesis Canada, Inc. (Canada)*	135,921	694,451

Electrical Equipment - 1.5%
AMETEK, Inc.	57,349	7,738,101
SGL Carbon SE (Germany)*	95,695	712,158
Total Electrical Equipment		8,450,259

Electronic Equipment, Instruments & Components - 11.7%
FARO Technologies, Inc.*	91,367	6,929,730
Hexagon AB, Class B (Sweden)	76,457	7,292,070
Renishaw PLC (United Kingdom)	312,935	27,075,885
Trimble, Inc.*	318,956	26,154,392
Total Electronic Equipment, Instruments & Components		67,452,077

Health Care Equipment & Supplies - 9.2%
Align Technology, Inc.*	12,564	7,482,239
Medtronic PLC	42,065	5,507,150
NuVasive, Inc.*	76,774	5,485,502
Straumann Holding AG (Switzerland)	20,570	29,382,497
Stryker Corp.	20,618	5,414,905
Total Health Care Equipment & Supplies		53,272,293

Industrial Conglomerates - 1.9%
3M Co.	3,540	697,876
General Electric Co.	390,609	5,124,790
Siemens AG (Germany)	31,591	5,272,446
Total Industrial Conglomerates		11,095,112

Machinery - 18.0%
Desktop Metal, Inc., Class A*	1,094,181	14,968,396
ExOne Co. (The)*†	1,488,995	34,619,134
Lincoln Electric Holdings, Inc.	43,021	5,508,839
OC Oerlikon Corp. AG (Switzerland)	456,360	5,331,904
Proto Labs, Inc.*	129,627	14,526,002
Sandvik AB (Sweden)	25,647	634,089
SLM Solutions Group AG (Germany)*†	1,268,303	28,453,219
Total Machinery		104,041,583

Metals & Mining - 2.3%
Allegheny Technologies, Inc.*	32,506	756,089
Arconic Corp.*	192,826	5,514,824
Carpenter Technology Corp.	17,255	653,447
Kaiser Aluminum Corp.	46,475	5,598,843
voestalpine AG (Austria)	16,354	709,787
Total Metals & Mining		13,232,990

Professional Services - 0.9%
Bertrandt AG (Germany)	93,907	5,199,054

Semiconductors & Semiconductor Equipment - 0.9%
Ultra Clean Holdings, Inc.*	96,630	4,934,894

Software - 28.4%
Altair Engineering, Inc., Class A*	424,931	27,620,515
ANSYS, Inc.*	69,863	25,546,105
Autodesk, Inc.*	87,564	25,560,807
Dassault Systemes SE (France)	114,339	26,523,811
Materialise NV (Belgium)*(a)	332,738	9,955,521
Microsoft Corp.	100,851	25,432,605
PTC, Inc.*	177,367	23,224,435
Total Software		163,863,799

Technology Hardware, Storage & Peripherals - 20.0%
3D Systems Corp.*	1,320,738	28,448,697
Eastman Kodak Co.*	99,237	740,308
HP, Inc.	825,499	28,157,771
MGI Digital Graphic Technology (France)*†	463,901	27,328,647
Nano Dimension Ltd. (Israel)*(a)	1,934,283	14,197,637
Stratasys Ltd.*	720,086	16,137,127
Xerox Holdings Corp.	29,125	703,078
Total Technology Hardware, Storage & Peripherals		115,713,265
Total Common Stocks
(Cost $641,971,635)		574,585,526

PREFERRED STOCK–0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA (Germany) (Cost $668,630)	6,177	709,660

MONEY MARKET FUND–0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03% (b)
(Cost $3,424,058)	3,424,058	3,424,058
Total Investments–100.2%
(Cost $646,064,323)		578,719,244
Liabilities in Excess of Other Assets–(0.2)%		(1,260,081)
Net Assets–100.0%		$577,459,163

Schedule of Investments (continued)

The 3D Printing ETF

April 30, 2021 (Unaudited)

Affiliated Issuer Transactions

A summary of the Fund’s transactions with affiliated issuers during the period ended April 30, 2021 is as follows:

Value ($) at 7/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2021	Value ($) at 4/30/2021

Common Stocks — 15.6%
Machinery — 10.9%
ExOne (The) Co.
2,089,567	58,624,908	(9,989,922)	6,585,555	(22,690,974)	–	–	1,488,995	34,619,134
SLM Solutions Group AG
2,127,620	34,584,008	(8,672,618)	1,947,661	(1,533,452)	–	–	1,268,303	28,453,219
Technology Hardware, Storage & Peripherals — 4.7%
MGI Digital Graphic Technology
2,127,889	32,525,692	(4,553,633)	436,411	(3,207,712)	–	–	463,901	27,328,647
$6,345,076	$125,734,608	$(23,216,173)	$8,969,627	$(27,432,138)	$–	$–	3,221,199	$90,401,000

*	Non-income producing security
†	Affiliated security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2021.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2021, based upon the three levels defined above:

The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$574,585,526	$–	$–	$574,585,526
Preferred Stock‡	709,660	–	–	709,660
Money Market Fund	3,424,058	–	–	3,424,058
Total	$578,719,244	$–	$–	$578,719,244

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.